Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 6,110,688,761	$ 5,033,496,472
Changes:
Increases other than from business combinations	1,012,321,832	898,459,952
Increases (decreases) from foreign currency translation differences	25,257,450	414,676,455
Depreciation (1)	(208,136,774)	(194,764,011)
Impairment losses recognized in profit or loss for the period		(33,035,731)	$ (698,235,380)
Disposals and removals from service	(58,116,693)	(2,591,700)
Disposals	(369,837)	(2,591,700)
Removals	(57,746,856)
Decreases to be classified as held for sale (3)	(338,640,267)
Other increases (decreases)	26,526,200	(7,004,383)
Argentina Hyperinflationary economy	2,453,485	1,451,707
Total movements	461,665,233	1,077,192,289
Ending balance	6,572,353,994	6,110,688,761	5,033,496,472
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,404,299,833	1,567,685,720
Changes:
Increases other than from business combinations	1,010,059,037	894,031,403
Increases (decreases) from foreign currency translation differences	14,627,772	167,710,277
Impairment losses recognized in profit or loss for the period		(28,773,082)
Increases (decreases) from transfers and other movements	(229,013,784)	(180,007,066)
Increases (decreases) from transfers from construction in progress	(229,013,784)	(180,007,066)
Disposals and removals from service	(53,307,303)	(230,675)
Disposals	(369,837)	(230,675)
Removals	(52,937,466)
Decreases to be classified as held for sale (3)	(69,519,016)
Other increases (decreases)	22,274,490	(16,306,942)
Argentina Hyperinflationary economy	516,740	190,198
Total movements	695,637,936	836,614,113
Ending balance	3,099,937,769	2,404,299,833	1,567,685,720
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	78,715,479	78,366,909
Changes:
Increases (decreases) from foreign currency translation differences	(84,493)	118,312
Increases (decreases) from transfers and other movements	888,683	167,714
Increases (decreases) from transfers from construction in progress	888,683	167,714
Decreases to be classified as held for sale (3)	(16,388,131)
Other increases (decreases)	1,438,994	(2,182)
Argentina Hyperinflationary economy	109,738	64,726
Total movements	(14,035,209)	348,570
Ending balance	64,680,270	78,715,479	78,366,909
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	470,778,536	418,161,416
Changes:
Increases other than from business combinations	560,847	366,432
Increases (decreases) from foreign currency translation differences	3,021,504	62,905,635
Depreciation (1)	(22,407,997)	(20,084,630)
Impairment losses recognized in profit or loss for the period		(4,262,649)
Increases (decreases) from transfers and other movements	28,652,809	17,268,849
Increases (decreases) from transfers from construction in progress	28,652,809	17,268,849
Disposals and removals from service		(577)
Disposals		(577)
Decreases to be classified as held for sale (3)	(40,708,934)
Other increases (decreases)	2,941,741	(3,675,456)
Argentina Hyperinflationary economy	161,758	99,516
Total movements	(28,899,966)	52,617,120
Ending balance	441,878,570	470,778,536	418,161,416
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,214,058,844	2,120,471,695
Changes:
Increases other than from business combinations	925,250	1,429,573
Increases (decreases) from foreign currency translation differences	7,434,974	174,366,572
Depreciation (1)	(139,378,454)	(128,647,891)
Increases (decreases) from transfers and other movements	128,323,777	32,926,796
Increases (decreases) from transfers from construction in progress	128,323,777	32,926,796
Disposals and removals from service	(1,619,263)	(1,464,759)
Disposals		(1,464,759)
Removals	(1,619,263)
Other increases (decreases)	120,184	14,194,951
Argentina Hyperinflationary economy	1,271,162	781,907
Total movements	(2,922,370)	93,587,149
Ending balance	2,211,136,474	2,214,058,844	2,120,471,695
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	874,097,797	794,179,988
Changes:
Increases other than from business combinations	1,752,776	2,016,740
Increases (decreases) from foreign currency translation differences	544,629	9,145,223
Depreciation (1)	(38,646,149)	(38,770,418)
Increases (decreases) from transfers and other movements	65,834,402	109,860,379
Increases (decreases) from transfers from construction in progress	65,834,402	109,860,379
Disposals and removals from service	(3,190,127)	(895,689)
Disposals		(895,689)
Removals	(3,190,127)
Decreases to be classified as held for sale (3)	(192,857,093)
Other increases (decreases)	904,111	(1,438,426)
Total movements	(165,657,451)	79,917,809
Ending balance	708,440,346	874,097,797	794,179,988
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	67,933,066	53,452,462
Changes:
Increases other than from business combinations	145,616	615,804
Increases (decreases) from foreign currency translation differences	(300,948)	268,274
Depreciation (1)	(7,383,182)	(6,725,834)
Increases (decreases) from transfers and other movements	5,314,113	19,783,328
Increases (decreases) from transfers from construction in progress	5,314,113	19,783,328
Decreases to be classified as held for sale (3)	(19,167,093)
Other increases (decreases)	(1,153,320)	223,672
Argentina Hyperinflationary economy	394,087	315,360
Total movements	(22,150,727)	14,480,604
Ending balance	45,782,339	67,933,066	53,452,462
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	805,206	1,178,282
Changes:
Increases (decreases) from foreign currency translation differences	14,012	162,162
Depreciation (1)	(320,992)	(535,238)
Total movements	(306,980)	(373,076)
Ending balance	$ 498,226	$ 805,206	$ 1,178,282